Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 04, 2020 CNY (¥) shares	Jun. 04, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares shares
Ordinary shares
Redesignation or conversion ratio adopted for conversion of ordinary shares into Class B shares prior to the completion of the IPO			1
Follow-on public offering | ¥				¥ 39,897
Ordinary shares authorized			1,500,000,000		1,500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares issued			337,489,751		325,733,064
Ordinary shares outstanding			333,581,801		323,640,564
Follow on Offering [Member]
Ordinary shares
Follow-on public offering | $		$ 6,216
Class A ordinary shares
Ordinary shares
Follow-on public offering | ¥	¥ 44,004
Ordinary shares authorized			1,000,000,000		1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares issued			233,882,749		196,045,898
Ordinary shares outstanding			229,974,799		193,953,398
Class A ordinary shares | Follow on Offering [Member]
Ordinary shares
Follow-on public offering (in shares)	4,907,100	4,907,100
Shares price (in dollars per share) | $ / shares		$ 1.27
Class B ordinary shares
Ordinary shares
Ordinary shares authorized			350,000,000		350,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares issued			103,607,002		129,687,166
Ordinary shares outstanding			103,607,002		129,687,166
Ordinary shares to be designated
Ordinary shares
Ordinary shares authorized			150,000,000		150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001